Financial Statement Schedule I	12 Months Ended
Sep. 30, 2016
Financial Statement Schedule I

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

BALANCE SHEETS

(U.S. dollars in thousands, except share data and per share data)

	As of September 30,
	2015	2016
	US$	US$
ASSETS
Current assets
Cash and cash equivalents	9,453	1,685
Prepayment and other current assets	280	283
Amount due from subsidiaries	3,889	9,009

Total current assets	13,622	10,977

Non-current assets
Investment in subsidiaries	110,401	132,150

Total non-current assets	110,401	132,150

Total assets	124,023	143,127

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other liabilities	296	258
Amount due to subsidiaries	16,451	82,082
Bank borrowing	16,467	15,551

Total current liabilities	33,214	97,891

Total liabilities	33,214	97,891

Shareholders’ equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2015 and 2016; Authorized – 500,000,000 and 500,000,000 shares at September 30, 2015 and 2016; Issued and outstanding –142,406,933 and 131,729,773 shares at September 30, 2015 and 2016, respectively)	14	13
Additional paid-in capital	55,598	15,697
Accumulated other comprehensive (loss) income	2,735	(3,418)
Retained earnings	32,462	32,944

Total equity	90,809	45,236

Total liabilities and equity	124,023	143,127

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF OPERATIONS

(U.S. dollars in thousands, except share data and per share data)

	For the years ended September 30,
	2014	2015	2016
	US$	US$	US$
Cost of sales	—	(143)	(162)
Selling expenses	—	(74)	(84)
General and administrative expenses	(1,378)	(2,540)	(2,591)

Operating loss	(1,378)	(2,757)	(2,837)
Equity in income of subsidiaries and variable interest entities	24,627	26,910	27,902
Interest income	160	31	2
Interest expense	—	(178)	(1,131)
Exchange gain	—	567	2,354

Net income	23,409	24,573	26,290

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF COMPREHENSIVE INCOME

(U.S. dollars in thousands, except share data and per share data)

	Years ended September 30,
	2014	2015	2016
	US$	US$	US$
Net income	23,409	24,573	26,290
Other comprehensive (loss)
Foreign currency translation adjustment	(75)	(3,485)	(6,153)

Total comprehensive income	23,334	21,088	20,137

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENT OF CHANGES IN EQUITY

(U.S. dollars in thousands, except share data and per share data)

	China Distance Education Holding Limited shareholders
	Number of ordinary shares	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total equity
		US$	US$	US$	US$	US$
Balance as of September 30, 2013	135,532,141	14	46,742	6,295	11,469	64,520
Net income for the year	—	—	—	—	23,409	23,409
Foreign currency translation adjustments	—	—	—	(75)	—	(75)
Repurchase of ordinary shares	—	—	—	—	—	—
Issuance of new ordinary shares (Note 16)	6,000,000	—	29,088	—	—	29,088
Options exercised	1,095,732	—	491	—	—	491
Stock-based compensation expense (Note 24)	125,000	—	503	—	—	503
Dividends (Note 25)	—	—	(286)	—	(19,972)	(20,258)
Repayment of loan to optionees in connection with exercise of options	—	—	732	—	—	732

Balance as of September 30, 2014	142,752,873	14	77,270	6,220	14,906	98,410
Net income for the year	—	—	—	—	24,573	24,573
Foreign currency translation adjustments	—	—	—	(3,485)	—	(3,485)
Repurchase of ordinary shares (Note 16)	(1,137,236)	—	(3,333)	—	—	(3,333)
Options exercised	123,924	—	18	—	—	18
Stock-based compensation expense (Note 24)	667,372	—	1,783	—	—	1,783
Dividends (Note 25)	—	—	(21,182)	—	(7,017)	(28,199)
Repayment of loan to optionees in connection with exercise of options	—	—	1,042	—	—	1,042

Balance as of September 30, 2015	142,406,933	14	55,598	2,735	32,462	90,809
Net income for the year	—	—	—	—	26,290	26,290
Foreign currency translation adjustments	—	—	—	(6,153)	—	(6,153)
Repurchase of ordinary shares (Note 16)	(11,326,460)	(1)	(21,289)	—	(15,470)	(36,760)
Options exercised	524,300	—	1,659	—	—	1,659
Stock-based compensation expense (Note 24)	125,000	—	2,015	—	—	2,015
Dividends (Note 25)	—	—	(20,800)	—	(10,338)	(31,138)
Loan to optionees in connection with exercise of options	—	—	(1,663)	—	—	(1,663)
Repayment of loan to optionees in connection with exercise of options	—	—	177	—	—	177

Balance as of September 30, 2016	131,729,773	13	15,697	(3,418)	32,944	45,236

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands, except share data and per share data)

	For the years ended September 30,
	2014	2015	2016
	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	23,409	24,573	26,290
Adjustments to reconcile net income to net cash generated from (used in) operating activities:
Equity in profit of subsidiaries and variable interest entities	(24,627)	(26,910)	(27,902)
Share-based compensation	503	1,783	2,015
(Decrease) increase in accrued expenses and other liabilities	(624)	111	(29)
(Increase) in amounts due from subsidiaries	(65)	(1,182)	(5,120)
(Increase) decrease in prepayments and other assets	(26)	24	(3)
Increase in amounts due to a subsidiary	784	13,319	65,631
Increase in short-term borrowing	—	16,467	—
Exchange (gain)	—	—	(925)

Net cash generated from (used in) operating activities	(646)	28,185	59,957

Repurchase of ordinary shares	—	(3,333)	(36,760)
Proceeds from share options exercised by employees	491	18	1,659
Loan to optionees in connection with exercise of options	(510)	—	(1,663)
Repayment of loan to optionees in connection with exercise of options	1,242	1,042	177
Issuance of new shares	29,088	—	—
Dividends paid to shareholders	(20,258)	(28,199)	(31,138)

Net cash (used in) generated from financing activities	10,053	(30,472)	(67,725)
Net (decrease) increase in cash and cash equivalents	9,407	(2,287)	(7,768)
Cash and cash equivalents at beginning of the year	2,333	11,740	9,453

Cash and cash equivalents at end of the year	11,740	9,453	1,685

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

NOTES TO FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share data and per share data)

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIEs. The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries, VIEs and VIEs’ subsidiaries were over the 25% of the consolidated net assets of the Group as of September 30, 2016.

2.	INVESTMENTS IN SUBSIDIARIES AND VIE

In its consolidated financial statements, the Parent Company consolidates the results of operations and assets and liabilities of its subsidiaries, VIEs and VIEs’ subsidiaries, and inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s standalone financial statements, its investments in subsidiaries are reported using the equity method of accounting as a single line item and the Parent Company’s share of income from its subsidiaries are reported as the single line item of equity in income of subsidiaries and variable interest entities.

The Parent Company carried the investments in subsidiaries and VIEs at US$110,401 and US$132,150 at September 30, 2015 and 2016, respectively.

The Parent Company’s share of equity in income in subsidiaries and the VIEs recognized in years ended September 30, 2014, 2015 and 2016 was US$24,627, US$26,910 and US$27,902, respectively.